Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
November 30, 2024

Dates Covered
Collections Period	11/01/24 - 11/30/24
Interest Accrual Period	11/15/24 - 12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	365,676,439.60	21,966
Yield Supplement Overcollateralization Amount 10/31/24	23,983,406.58	0
Receivables Balance 10/31/24	389,659,846.18	21,966
Principal Payments	16,682,036.70	554
Defaulted Receivables	604,178.25	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	22,459,482.61	0
Pool Balance at 11/30/24	349,914,148.62	21,386

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.14%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	7,670,028.75	314
Past Due 61-90 days	2,673,140.94	102
Past Due 91-120 days	368,807.80	18
Past Due 121+ days	0.00	0
Total	10,711,977.49	434

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Delinquency Trigger Occurred	NO

Recoveries	187,956.78
Aggregate Net Losses/(Gains) - November 2024	416,221.47
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.28%
Prior Net Losses/(Gains) Ratio	1.04%
Second Prior Net Losses/(Gains) Ratio	0.62%
Third Prior Net Losses/(Gains) Ratio	0.96%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.67%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	38.80

Flow of Funds	$ Amount
Collections	18,362,084.99
Investment Earnings on Cash Accounts	21,347.68
Servicing Fee	(324,716.54)
Transfer to Collection Account	-
Available Funds	18,058,716.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	962,746.01
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	10,680,937.93
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,174,885.64

Total Distributions of Available Funds	18,058,716.13

Servicing Fee	324,716.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	360,595,086.55
Principal Paid	15,762,290.98
Note Balance @ 12/16/24	344,832,795.57

Class A-1
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-3
Note Balance @ 11/15/24	216,415,086.55
Principal Paid	15,762,290.98
Note Balance @ 12/16/24	200,652,795.57
Note Factor @ 12/16/24	79.3407653%

Class A-4
Note Balance @ 11/15/24	98,700,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	98,700,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	30,350,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	30,350,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	15,130,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	15,130,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,121,539.51
Total Principal Paid	15,762,290.98
Total Paid	16,883,830.49

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	660,066.01
Principal Paid	15,762,290.98
Total Paid to A-3 Holders	16,422,356.99

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1084816
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.5787730
Total Distribution Amount	16.6872546

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.6099882
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	62.3261802
Total A-3 Distribution Amount	64.9361684

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	677.63
Noteholders' Principal Distributable Amount	322.37

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	5,058,901.50
Investment Earnings	18,918.73
Investment Earnings Paid	(18,918.73)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,771,889.22	$5,898,558.25	$2,929,331.51
Number of Extensions	157	237	119
Ratio of extensions to Beginning of Period Receivables Balance	0.97%	1.44%	0.69%